Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
July 31, 2024
ISC-NPRT3-0924
1.804839.120
Common Stocks - 94.5%
	Shares	Value ($)
Australia - 3.1%
Amotiv Ltd.	2,957,137	20,904,591
Aub Group Ltd.	1,000,000	21,109,506
Imdex Ltd.	14,171,197	21,222,012
Inghams Group Ltd.	12,245,540	30,190,050
National Storage REIT unit	9,547,071	15,420,968
NIB Holdings Ltd.	5,000,000	24,621,217
Servcorp Ltd. (a)	7,066,585	20,194,615
TOTAL AUSTRALIA		153,662,959
Austria - 2.2%
EuroTeleSites AG	2,412,000	10,128,302
Mayr-Melnhof Karton AG	232,300	26,498,264
Strabag SE	312,197	13,075,770
Telekom Austria AG	2,941,500	27,250,233
Wienerberger AG	880,600	31,221,242
TOTAL AUSTRIA		108,173,811
Belgium - 0.9%
Econocom Group SA	4,581,895	9,818,337
Fagron NV	1,727,100	35,588,692
TOTAL BELGIUM		45,407,029
Brazil - 1.6%
Afya Ltd. Class A (b)	1,307,000	23,460,650
Atacadao SA	10,664,500	17,459,450
Hypera SA (b)	5,325,300	27,115,377
YDUQS Participacoes SA	5,293,500	10,238,570
TOTAL BRAZIL		78,274,047
Canada - 4.5%
CCL Industries, Inc. Class B	412,900	22,462,550
Computer Modelling Group Ltd.	3,344,863	33,578,243
ECN Capital Corp.	5,364,300	8,236,929
Genesis Land Development Corp. (a)	4,518,899	11,062,817
Lassonde Industries, Inc. Class A (sub. vtg.)	297,030	32,270,670
McCoy Global, Inc.	663,770	961,533
North West Co., Inc.	1,190,300	38,545,839
Open Text Corp.	727,396	22,928,529
Parkland Corp.	711,400	19,956,196
Quebecor, Inc. Class A	568,500	13,176,402
Richelieu Hardware Ltd.	300,900	8,887,627
Total Energy Services, Inc.	892,300	6,333,640
VerticalScope Holdings, Inc. (b)	234,519	1,341,904
TOTAL CANADA		219,742,879
China - 2.8%
Best Pacific International Holdings Ltd.	22,158,900	6,438,202
Chervon Holdings Ltd. (c)	3,345,000	7,655,158
Far East Horizon Ltd.	26,280,000	17,928,464
Impro Precision Industries Ltd. (d)	24,717,300	6,390,619
Precision Tsugami China Corp. Ltd.	9,991,453	12,315,313
Qingdao Port International Co. Ltd. (H Shares) (d)	37,582,000	28,043,935
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	5,208,166	16,829,740
Sinopharm Group Co. Ltd. (H Shares)	6,896,400	16,206,366
Weifu High-Technology Group Co. Ltd. (B Shares)	7,955,075	12,116,627
Xingda International Holdings Ltd.	72,583,353	11,891,524
TOTAL CHINA		135,815,948
Denmark - 0.5%
Spar Nord Bank A/S	1,301,875	26,545,759
Finland - 1.0%
Huhtamaki Oyj	897,100	36,369,408
Tokmanni Group Corp.	1,107,600	13,557,298
TOTAL FINLAND		49,926,706
France - 2.7%
Altarea SCA (c)	146,357	15,823,647
Antin Infrastructure Partners SA	405,055	5,488,402
ARGAN SA	313,700	25,632,388
Ipsos SA	425,000	26,286,500
Lectra	172,682	4,868,357
Thermador Groupe SA	390,266	32,226,479
Vallourec SA (b)	1,338,400	21,698,281
TOTAL FRANCE		132,024,054
Germany - 3.9%
JOST Werke AG (d)	437,020	19,769,933
NORMA Group AG	623,692	11,596,340
Rheinmetall AG	146,725	79,999,978
Stabilus Se	345,400	16,914,864
Takkt AG	1,395,512	16,160,134
Talanx AG	632,867	48,115,652
TOTAL GERMANY		192,556,901
Greece - 1.6%
Athens International Airport SA	2,322,300	20,010,968
Metlen Energy & Metals SA	1,026,216	40,515,500
OPAP SA	900,000	15,691,543
TOTAL GREECE		76,218,011
Hong Kong - 1.8%
ASMPT Ltd.	2,824,900	29,468,037
China Metal Recycling (Holdings) Ltd. (b)(e)	436,800	1
HKT Trust/HKT Ltd. unit	15,025,000	18,192,657
Magnificent Hotel Investment Ltd. (b)	316,412,000	3,037,419
Pico Far East Holdings Ltd.	61,300,071	13,495,219
Sino Land Ltd.	12,116,375	12,530,678
WH Group Ltd. (d)	21,022,000	13,668,733
TOTAL HONG KONG		90,392,744
Hungary - 0.9%
Richter Gedeon PLC	1,497,000	42,677,147
India - 2.4%
Embassy Office Parks (REIT)	5,523,100	23,924,167
IndusInd Bank Ltd.	1,043,700	17,798,089
Mahanagar Gas Ltd.	1,715,800	38,311,933
Shriram Finance Ltd.	1,133,252	39,683,811
TOTAL INDIA		119,718,000
Indonesia - 0.4%
PT Selamat Sempurna Tbk	167,179,060	21,180,127
Ireland - 1.5%
AerCap Holdings NV	312,072	29,319,164
Dalata Hotel Group PLC	4,968,109	22,071,501
Irish Residential Properties REIT PLC	15,711,500	15,643,469
Mincon Group PLC (a)	13,529,844	5,857,069
TOTAL IRELAND		72,891,203
Italy - 2.5%
Banca Generali SpA	716,400	31,168,021
BFF Bank SpA (d)	2,405,056	27,200,011
MARR SpA	985,827	12,290,818
Recordati SpA	552,011	30,079,790
Sesa SpA (c)	216,271	23,757,018
TOTAL ITALY		124,495,658
Japan - 20.4%
Amano Corp.	1,067,650	27,189,244
Arcland Sakamoto Co. Ltd.	2,194,589	26,662,341
As One Corp.	1,171,400	25,374,273
ASKUL Corp.	1,602,100	22,768,739
BayCurrent Consulting, Inc.	1,300,000	39,441,274
Capcom Co. Ltd.	1,473,000	31,484,570
Central Automotive Products Ltd.	624,100	20,767,922
Dexerials Corp.	749,000	36,643,777
Fuji Electric Co. Ltd.	450,000	25,311,105
Funai Soken Holdings, Inc.	1,380,800	20,259,660
Hokuhoku Financial Group, Inc.	1,452,200	20,691,705
Inaba Denki Sangyo Co. Ltd.	1,334,000	35,263,442
Isuzu Motors Ltd.	1,705,200	23,066,456
Justsystems Corp.	562,400	11,882,087
Kamigumi Co. Ltd.	1,459,800	33,521,658
Kansai Electric Power Co., Inc.	2,172,900	37,190,913
Kuraray Co. Ltd.	2,500,000	30,572,605
Kyoto Financial Group, Inc.	1,275,700	24,184,693
Maruwa Ceramic Co. Ltd.	133,300	36,126,832
Meitec Group Holdings, Inc.	1,044,700	23,780,428
Mitani Shoji Co. Ltd.	1,137,700	12,576,558
Net One Systems Co. Ltd.	1,500,000	30,309,402
Nishimoto Co. Ltd.	1,199,100	11,254,194
NOF Corp.	2,317,800	33,396,558
NSD Co. Ltd.	1,485,700	30,744,434
PALTAC Corp.	1,045,000	32,318,581
Park24 Co. Ltd. (b)	808,000	8,702,700
Persol Holdings Co. Ltd.	12,087,700	20,858,252
Prestige International, Inc.	3,604,500	17,179,754
Renesas Electronics Corp.	2,739,700	47,188,244
Roland Corp.	791,400	20,656,013
S Foods, Inc.	1,137,623	22,766,889
San-Ai Obbli Co. Ltd.	1,960,300	27,048,097
Ship Healthcare Holdings, Inc.	1,964,400	30,160,008
Sumco Corp.	1,511,600	24,851,296
TechnoPro Holdings, Inc.	1,400,000	26,920,585
TIS, Inc.	981,500	21,162,478
TKC Corp.	366,600	8,748,673
Tsuruha Holdings, Inc.	374,200	23,183,139
TOTAL JAPAN		1,002,209,579
Korea (South) - 1.4%
Hyundai Marine & Fire Insurance Co. Ltd.	596,426	15,696,681
Soulbrain Co. Ltd.	150,600	28,970,207
Vitzrocell Co. Ltd. (a)	1,496,641	21,906,754
TOTAL KOREA (SOUTH)		66,573,642
Mexico - 3.2%
Bolsa Mexicana de Valores S.A.B. de CV	11,378,282	17,710,814
Genomma Lab Internacional SA de CV	16,940,461	17,494,202
Gruma S.A.B. de CV Series B	2,356,677	44,059,778
Grupo Comercial Chedraui S.A.B. de CV	5,581,100	41,593,888
Qualitas Controladora S.A.B. de CV	3,895,035	35,904,316
TOTAL MEXICO		156,762,998
Netherlands - 1.2%
Acomo NV	915,999	17,110,527
Arcadis NV	443,150	31,629,560
Van Lanschot Kempen NV (Bearer)	283,041	12,237,529
TOTAL NETHERLANDS		60,977,616
Norway - 1.5%
Europris ASA (d)	4,904,600	29,286,629
Selvaag Bolig ASA	2,186,000	7,553,407
Sparebanken Midt-Norge	2,429,700	36,267,569
TOTAL NORWAY		73,107,605
Peru - 0.3%
Intercorp Financial Services, Inc.	683,100	15,547,356
Philippines - 1.2%
Century Pacific Food, Inc.	64,787,600	38,316,143
Robinsons Land Corp.	85,329,700	21,619,490
TOTAL PHILIPPINES		59,935,633
Romania - 0.8%
Banca Transilvania SA	5,950,794	37,535,051
Singapore - 1.5%
Boustead Singapore Ltd.	14,552,066	10,886,561
HRnetgroup Ltd.	32,187,700	16,374,382
Mapletree Industrial (REIT)	15,498,931	26,784,268
The Hour Glass Ltd.	14,188,880	16,771,475
TOTAL SINGAPORE		70,816,686
South Africa - 0.5%
Pepkor Holdings Ltd. (d)	20,580,200	23,040,784
Spain - 2.9%
Cie Automotive SA (c)	928,200	27,122,700
Compania de Distribucion Integral Logista Holdings SA	1,510,300	44,655,146
Grupo Catalana Occidente SA	798,222	34,555,031
Prosegur Compania de Seguridad SA (Reg.) (c)	7,627,481	14,165,308
Viscofan Envolturas Celulosicas SA	301,121	20,074,713
TOTAL SPAIN		140,572,898
Sweden - 1.7%
Alligo AB (B Shares)	900,797	11,843,295
Granges AB	2,166,476	26,440,669
Haypp Group (b)	1,232,700	11,510,664
HEXPOL AB (B Shares)	2,043,700	22,843,059
Nordnet AB (c)	427,400	8,724,241
TOTAL SWEDEN		81,361,928
Switzerland - 0.4%
Anhui Heli Co. Ltd. (UBS AG London Branch Bank Warrant Programme) ELS Class A warrants 12/8/25 (f)	8,014,256	20,025,221
Taiwan - 4.5%
Chailease Holding Co. Ltd.	5,100,000	23,896,239
International Games Systems Co. Ltd.	3,055,000	70,200,580
Lumax International Corp. Ltd.	4,537,292	16,467,641
Sporton International, Inc.	2,147,977	14,801,570
Test Research, Inc.	7,693,000	34,721,699
Tripod Technology Corp.	4,938,000	30,437,142
Yageo Corp.	922,578	22,596,040
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,908,000	7,093,415
TOTAL TAIWAN		220,214,326
Thailand - 0.3%
Star Petroleum Refining PCL (For. Reg.) (b)	76,469,600	16,564,201
United Kingdom - 15.8%
Alliance Pharma PLC (c)	8,427,597	4,116,957
Ashtead Technology Holdings PLC (a)	6,922,000	77,328,635
B&M European Value Retail SA	5,048,300	30,378,951
Bodycote PLC	2,147,471	19,269,556
Cranswick PLC	490,300	30,034,041
DCC PLC (United Kingdom)	457,300	31,510,476
Direct Line Insurance Group PLC	9,160,900	22,199,259
Grainger Trust PLC	7,345,266	22,756,923
Harbour Energy PLC	4,880,094	19,667,751
Hiscox Ltd.	2,702,648	44,159,486
Informa PLC	3,145,433	35,147,070
J.D. Wetherspoon PLC (b)	2,092,400	20,079,990
Jet2 PLC	1,827,500	33,360,665
John Wood Group PLC (b)	11,397,900	29,891,244
Lancashire Holdings Ltd.	2,892,700	23,576,625
LSL Property Services PLC	4,204,235	18,484,260
Luxfer Holdings PLC sponsored	1,078,259	13,952,671
Mears Group PLC (a)	7,803,114	36,313,282
On The Beach Group PLC (d)	6,731,236	12,720,411
Pets At Home Group PLC	3,026,900	11,938,298
Premier Foods PLC	21,377,300	49,466,859
Rathbone Brothers PLC	923,400	22,839,359
RS GROUP PLC	2,485,053	26,132,318
Sabre Insurance Group PLC (d)	9,562,200	19,471,615
Savills PLC	2,234,400	36,652,244
Tate & Lyle PLC	3,640,843	30,774,194
Vistry Group PLC (b)	1,896,298	33,738,957
WH Smith PLC	1,264,600	21,459,326
TOTAL UNITED KINGDOM		777,421,423
United States of America - 2.6%
Adtalem Global Education, Inc. (b)	281,600	22,080,256
Antero Resources Corp. (b)	1,002,400	29,089,648
GCC S.A.B. de CV	1,762,369	14,963,725
RHI Magnesita NV	984,391	46,443,257
Smurfit Westrock PLC	327,700	14,694,068
TOTAL UNITED STATES OF AMERICA		127,270,954
TOTAL COMMON STOCKS (Cost $3,872,022,571)		4,639,640,884

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	103,428,545	103,449,231
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	6,922,167	6,922,859
TOTAL MONEY MARKET FUNDS (Cost $110,372,090)		110,372,090

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $3,982,394,661)	4,750,012,974
NET OTHER ASSETS (LIABILITIES) - 3.2%	158,854,436
NET ASSETS - 100.0%	4,908,867,410

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,592,670 or 3.7% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,025,221 or 0.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anhui Heli Co. Ltd. (UBS AG London Branch Bank Warrant Programme) ELS Class A warrants 12/8/25	12/08/23	17,554,539

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,381,597	551,094,404	541,026,540	3,481,742	(230)	-	103,449,231	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	31,092,349	308,234,932	332,404,422	122,488	-	-	6,922,859	0.0%
Total	124,473,946	859,329,336	873,430,962	3,604,230	(230)	-	110,372,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	42,426,011	-	3,271,281	95,459	2,237,282	35,936,623	77,328,635
Genesis Land Development Corp.	7,126,596	1,020,229	-	477,533	-	2,915,992	11,062,817
Mears Group PLC	23,189,551	2,830,058	883,999	917,127	(706,930)	11,884,602	36,313,282
Mincon Group PLC	8,303,238	-	-	307,660	-	(2,446,169)	5,857,069
Servcorp Ltd.	13,569,097	-	-	556,748	-	6,625,518	20,194,615
SomnoMed Ltd.	1,718,117	-	955,876	-	(4,395,986)	3,633,745	-
Ten Entertainment Group PLC	21,267,175	-	-	-	17,753,663	(7,913,930)	-
Vitzrocell Co. Ltd.	17,271,915	1,707,327	-	221,507	-	2,927,512	21,906,754
Western Forest Products, Inc.	9,003,531	-	4,739,913	-	(18,256,620)	13,993,002	-
Total	143,875,231	5,557,614	9,851,069	2,576,034	(3,368,591)	67,556,895	172,663,172

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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